Supplementary Financial Statements Information (Sales) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2015		Jun. 30, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales		$ 7,936		$ 3,690
Customer One [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer		50.00%	[1]	18.00%
Customer Two [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer		13.00%		13.00%
Customer Three [Member] | Sales Revenue, Segment [Member]
Revenue, Major Customer [Line Items]
Percentage of total sales from customer	[1]	11.00%		11.00%
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	[2]	$ 17		$ 54
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	[2]	4,826		1,429
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	[2]	1,725		1,143
South and Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	[2]	24		487
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	[2]	1,337		530
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	[2]	$ 7		$ 47

[1]	50% and 11% are related parties.
[2]	Sales are attributed to geographical areas based on location of customers. The Company's property and equipment is primarily located in Israel.